Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Investor Shares,

Class P Shares and Class R6 Shares of the

Goldman Sachs N-11 Equity Fund

(the “Fund”)

Supplement dated June 14, 2019 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated February 28, 2019, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on June 11-12, 2019, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Goldman Sachs Trust approved certain changes to the Fund’s name, principal investment strategy and benchmark. However, the Fund’s current investment objective to seek long-term capital appreciation will not change. The Board also agreed to lower the contractual management fee rate of the Fund, from 1.13% to 1.05% of the Fund’s average daily net assets. After the close of business on August 30, 2019 (the “Effective Date”), the Fund’s name will change to the “Goldman Sachs Imprint Emerging Markets Opportunities Fund.” In addition, as of the Effective Date, the Fund will be open to new and existing investors.

After the Effective Date, the Fund will invest in a broader universe of emerging market countries, with up to 20% of the Fund’s net assets invested in frontier market countries. The Fund will also be more concentrated in terms of number of holdings. Accordingly, after the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of equity investments in emerging country issuers. Such equity investments may include exchange-traded funds, futures and other instruments with similar economic exposures.

The Fund’s benchmark will change from the MSCI Next 11 ex-Iran GDP Weighted Index (Net, USD, Unhedged) to the MSCI Emerging Markets Index (Net, USD, Unhedged).

In light of these changes, Jamieson Odell and Lee Gao will become portfolio managers for the Fund. Basak Yavuz will no longer serve as a portfolio manager for the Fund.

The Fund is likely to experience higher portfolio turnover (i.e., the purchase and sale of instruments and securities) as the Investment Adviser implements these changes to the investment strategy. A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and may result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the repositioning.

Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs N-11 Equity Fund” are replaced with “Goldman Sachs Imprint Emerging Markets Opportunities Fund.”

All references to Basak Yavuz in the Prospectuses, Summary Prospectuses and SAI are removed in their entirety.

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs N-11 Equity Fund—Summary—Fees and Expenses of the Fund” section of the Multi-Class Prospectus and the “Fees and Expenses of the Fund” section of the Multi-Class Summary Prospectus:

	Class A		Class C	Institutional		Investor		Class R6
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[2]	1.05%		1.05%	1.05%		1.05%		1.05%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		None
Other Expenses[3]	0.90%		1.15%	0.76%		0.90%		0.75%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.90%		0.90%	0.76%		0.90%		0.75%
Total Annual Fund Operating Expenses	2.20%		2.95%	1.81%		1.95%		1.80%
Expense Limitation[4]	(0.56)%		(0.56)%	(0.56)%		(0.56)%		(0.56)%
Total Annual Fund Operating Expenses After Expense Limitation	1.64%		2.39%	1.25%		1.39%		1.24%
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[4]
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.164% of the Fund’s average daily net assets through at least February 28, 2020, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs N-11 Equity Fund—Summary—Fees and Expenses of the Fund” section of the Class P Prospectus and the “Fees and Expenses of the Fund” section of the Class P Summary Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	1.05%
Other Expenses[2]	0.75%
Total Annual Fund Operating Expenses	1.80%
Expense Limitation[3]	(0.56)%
Total Annual Fund Operating Expenses After Expense Limitation	1.24%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.164% of the Fund’s average daily net assets through at least February 28, 2020, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs N-11 Equity Fund—Summary—Expense Example” section of the Multi-Class Prospectus and the “Expense Example” section of the Multi-Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$708	$1,149	$1,616	$2,903

Class C Shares
– Assuming complete redemption at end of period	$342	$860	$1,503	$3,231
– Assuming no redemption	$242	$860	$1,503	$3,231

Institutional Shares	$127	$515	$928	$2,081

Investor Shares	$142	$558	$1,000	$2,230

Class R6 Shares	$126	$512	$923	$2,070

The following replaces in its entirety the table in the “Goldman Sachs N-11 Equity Fund—Summary—Expense Example” section of the Class P Prospectus and the “Expense Example” section of the Class P Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$126	$512	$923	$2,070

The following replaces in its entirety the “Goldman Sachs N-11 Equity Fund—Summary—Principal Strategies” section of the Prospectuses and “Principal Strategies” section of the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 20-50 companies that are considered by the Investment Adviser to be positioned to drive global growth in the next century.

The Investment Adviser employs an opportunistic and multi-disciplinary investment approach and pursues risk-reward opportunities with respect to investments in or relating to emerging markets. The Investment Adviser will generally seek to avoid (but is not restricted from investing in) companies that are involved in, and/or derive significant revenue from, certain industries or product lines, including:

⬛	gambling,
⬛	alcohol,
⬛	tobacco,
⬛	coal, and
⬛	weapons.

The Investment Adviser’s investment appraisal includes an analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This analysis will be conducted alongside traditional fundamental, bottom-up financial analysis of individual companies, using traditional fundamental metrics. Prior to making an investment, it is expected that the Investment Adviser will conduct due diligence on all aspects of the investment that it deems relevant, which may include without limitation business, financial, tax, accounting, environmental, legal or other factors, in order to determine whether the investment is appropriate for the Fund. The Investment Adviser expects to evaluate its existing investments on an ongoing basis to determine whether its investment thesis with respect to an investment is intact. The Investment Adviser engages in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and environmental, social and governance (“ESG”) analysis. The Investment Adviser determines in its sole discretion to invest in a company after consideration of all relevant facts. In addition, the Investment Adviser seeks to avoid what it believes to be structurally unattractive market segments.

The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy.

The Fund expects to invest primarily in equity securities, including common or ordinary stocks, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), preferred stock, convertible securities, investment companies (including other mutual funds or ETFs), rights and warrants. The Fund’s investments may include companies of all capitalization sizes.

The Fund may invest in derivatives, including (but not limited to) equity swaps, equity index swaps, futures, participation notes, options and other derivatives and structured securities, which are used primarily to gain broad access to markets and/or individual securities that may be difficult to access via direct investment in equity securities.

The Fund may invest in the aggregate up to 20% of its Net Assets in: (i) developed country and frontier country investments; and (ii) fixed income investments, including non-investment grade fixed income securities. The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry.

In general, the Investment Adviser considers a country an emerging market if the country is included in any one of the Morgan Stanley Capital Index (“MSCI”) Emerging Markets equity indices. The Investment Adviser generally considers a country a developed market if the country is included in any one of the MSCI Developed Markets equity indices. The Investment Adviser generally considers a country a frontier market if the country is not included in any one of the MSCI Emerging Markets or Developed Markets equity indices or is otherwise unclassified by MSCI.

The Fund’s benchmark index is the MSCI Emerging Markets Index (Net, USD, Unhedged).

In the “Goldman Sachs N-11 Equity Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and “Principal Risks of the Fund” section of the Summary Prospectuses, the following is added:

ESG Standards Risk.  The Investment Adviser’s ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Investment Adviser will generally seek to avoid (but is not restricted from making) investments in companies that the Investment Adviser believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and companies that the Investment Adviser believes show inadequate governance standards (e.g., certain state-owned enterprises). The Investment Adviser’s ESG analysis may also affect the Fund’s performance relative to similar funds that do not apply such analysis. Additionally, the Investment Adviser’s application of the ESG analysis in connection with identifying and selecting equity investments in emerging and frontier country issuers often requires subjective analysis and may be relatively more difficult than applying the ESG analysis to equity investments of all issuers because data availability may be more limited with respect to emerging and frontier country issuers than developed country issuers. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. The Investment Adviser’s application of the ESG analysis may be changed without shareholder approval.

In the “Goldman Sachs N-11 Equity Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and “Principal Risks of the Fund” section of the Summary Prospectuses, the “Foreign and Emerging Countries Risk” is replaced with the following:

Foreign, Emerging and Frontier Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of emerging and frontier market country issuers.

The Fund may invest heavily in issuers located in Brazil, Russia, India, China, Korea, Mexico and South Africa, and therefore may be particularly exposed to the economies, industries, securities and currency markets of these five countries, which may be adversely affected by protectionist trade policies, slow economic activity worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

The following replaces in its entirety the first paragraph of the “Goldman Sachs N-11 Equity Fund—Summary—Performance” section in the Multi-Class Prospectus and the “Performance” section in the Multi-Class Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor and Class R6 Shares compare to those of broad-based securities market indices. Through August 30, 2019, the Fund had been known as the Goldman Sachs N-11 Equity Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s benchmark changed from the MSCI Next 11 ex-Iran GDP Weighted Index (Net, USD, Unhedged) to the MSCI Emerging Markets Index (Net, USD, Unhedged). The Investment Adviser believes that the MSCI Emerging Markets Index (Net, USD, Unhedged) is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

The following replaces in its entirety the first paragraph of the “Goldman Sachs N-11 Equity Fund—Summary—Performance” section in the Class P Prospectus and the “Performance” section in the Class P Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of broad-based securities market indices. Through August 30, 2019, the Fund had been known as the Goldman Sachs N-11 Equity Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s benchmark changed from the MSCI Next 11 ex-Iran GDP Weighted Index (Net, USD, Unhedged) to the MSCI Emerging Markets Index (Net, USD, Unhedged). The Investment Adviser believes that the MSCI Emerging Markets Index (Net, USD, Unhedged) is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

The following is added below the last row for each share class in the table under “Goldman Sachs N-11 Equity Fund—Summary—Average Annual Total Return” in the Prospectuses and the “Average Annual Total Return” in the Summary Prospectuses:

	1 Year	5 Years	Since Inception
MSCI Emerging Markets Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–14.57%	1.65%	0.81%

GOLDMAN SACHS N-11 EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Investor Shares,

Class P Shares and Class R6 Shares of the

Goldman Sachs N-11 Equity Fund

(the “Fund”)

Supplement dated June 14, 2019 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated February 28, 2019, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on June 11-12, 2019, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Goldman Sachs Trust approved certain changes to the Fund’s name, principal investment strategy and benchmark. However, the Fund’s current investment objective to seek long-term capital appreciation will not change. The Board also agreed to lower the contractual management fee rate of the Fund, from 1.13% to 1.05% of the Fund’s average daily net assets. After the close of business on August 30, 2019 (the “Effective Date”), the Fund’s name will change to the “Goldman Sachs Imprint Emerging Markets Opportunities Fund.” In addition, as of the Effective Date, the Fund will be open to new and existing investors.

After the Effective Date, the Fund will invest in a broader universe of emerging market countries, with up to 20% of the Fund’s net assets invested in frontier market countries. The Fund will also be more concentrated in terms of number of holdings. Accordingly, after the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of equity investments in emerging country issuers. Such equity investments may include exchange-traded funds, futures and other instruments with similar economic exposures.

The Fund’s benchmark will change from the MSCI Next 11 ex-Iran GDP Weighted Index (Net, USD, Unhedged) to the MSCI Emerging Markets Index (Net, USD, Unhedged).

In light of these changes, Jamieson Odell and Lee Gao will become portfolio managers for the Fund. Basak Yavuz will no longer serve as a portfolio manager for the Fund.

The Fund is likely to experience higher portfolio turnover (i.e., the purchase and sale of instruments and securities) as the Investment Adviser implements these changes to the investment strategy. A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and may result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the repositioning.

Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

All references in the Prospectuses, Summary Prospectuses and SAI to the “Goldman Sachs N-11 Equity Fund” are replaced with “Goldman Sachs Imprint Emerging Markets Opportunities Fund.”

All references to Basak Yavuz in the Prospectuses, Summary Prospectuses and SAI are removed in their entirety.

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs N-11 Equity Fund—Summary—Fees and Expenses of the Fund” section of the Multi-Class Prospectus and the “Fees and Expenses of the Fund” section of the Multi-Class Summary Prospectus:

	Class A		Class C	Institutional		Investor		Class R6
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[2]	1.05%		1.05%	1.05%		1.05%		1.05%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		None
Other Expenses[3]	0.90%		1.15%	0.76%		0.90%		0.75%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e
All Other Expenses	0.90%		0.90%	0.76%		0.90%		0.75%
Total Annual Fund Operating Expenses	2.20%		2.95%	1.81%		1.95%		1.80%
Expense Limitation[4]	(0.56)%		(0.56)%	(0.56)%		(0.56)%		(0.56)%
Total Annual Fund Operating Expenses After Expense Limitation	1.64%		2.39%	1.25%		1.39%		1.24%
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[4]
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.164% of the Fund’s average daily net assets through at least February 28, 2020, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs N-11 Equity Fund—Summary—Fees and Expenses of the Fund” section of the Class P Prospectus and the “Fees and Expenses of the Fund” section of the Class P Summary Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	1.05%
Other Expenses[2]	0.75%
Total Annual Fund Operating Expenses	1.80%
Expense Limitation[3]	(0.56)%
Total Annual Fund Operating Expenses After Expense Limitation	1.24%
[1]	The Fund’s “Management Fees” have been restated to reflect current fees.
[2]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.164% of the Fund’s average daily net assets through at least February 28, 2020, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs N-11 Equity Fund—Summary—Expense Example” section of the Multi-Class Prospectus and the “Expense Example” section of the Multi-Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$708	$1,149	$1,616	$2,903

Class C Shares
– Assuming complete redemption at end of period	$342	$860	$1,503	$3,231
– Assuming no redemption	$242	$860	$1,503	$3,231

Institutional Shares	$127	$515	$928	$2,081

Investor Shares	$142	$558	$1,000	$2,230

Class R6 Shares	$126	$512	$923	$2,070

The following replaces in its entirety the table in the “Goldman Sachs N-11 Equity Fund—Summary—Expense Example” section of the Class P Prospectus and the “Expense Example” section of the Class P Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$126	$512	$923	$2,070

The following replaces in its entirety the “Goldman Sachs N-11 Equity Fund—Summary—Principal Strategies” section of the Prospectuses and “Principal Strategies” section of the Summary Prospectuses:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in emerging country issuers. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures.

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 20-50 companies that are considered by the Investment Adviser to be positioned to drive global growth in the next century.

The Investment Adviser employs an opportunistic and multi-disciplinary investment approach and pursues risk-reward opportunities with respect to investments in or relating to emerging markets. The Investment Adviser will generally seek to avoid (but is not restricted from investing in) companies that are involved in, and/or derive significant revenue from, certain industries or product lines, including:

⬛	gambling,
⬛	alcohol,
⬛	tobacco,
⬛	coal, and
⬛	weapons.

The Investment Adviser’s investment appraisal includes an analysis of individual companies’ corporate governance factors and a range of environmental and social factors that may vary by sector. This analysis will be conducted alongside traditional fundamental, bottom-up financial analysis of individual companies, using traditional fundamental metrics. Prior to making an investment, it is expected that the Investment Adviser will conduct due diligence on all aspects of the investment that it deems relevant, which may include without limitation business, financial, tax, accounting, environmental, legal or other factors, in order to determine whether the investment is appropriate for the Fund. The Investment Adviser expects to evaluate its existing investments on an ongoing basis to determine whether its investment thesis with respect to an investment is intact. The Investment Adviser engages in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and environmental, social and governance (“ESG”) analysis. The Investment Adviser determines in its sole discretion to invest in a company after consideration of all relevant facts. In addition, the Investment Adviser seeks to avoid what it believes to be structurally unattractive market segments.

The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy.

The Fund expects to invest primarily in equity securities, including common or ordinary stocks, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), preferred stock, convertible securities, investment companies (including other mutual funds or ETFs), rights and warrants. The Fund’s investments may include companies of all capitalization sizes.

The Fund may invest in derivatives, including (but not limited to) equity swaps, equity index swaps, futures, participation notes, options and other derivatives and structured securities, which are used primarily to gain broad access to markets and/or individual securities that may be difficult to access via direct investment in equity securities.

The Fund may invest in the aggregate up to 20% of its Net Assets in: (i) developed country and frontier country investments; and (ii) fixed income investments, including non-investment grade fixed income securities. The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry.

In general, the Investment Adviser considers a country an emerging market if the country is included in any one of the Morgan Stanley Capital Index (“MSCI”) Emerging Markets equity indices. The Investment Adviser generally considers a country a developed market if the country is included in any one of the MSCI Developed Markets equity indices. The Investment Adviser generally considers a country a frontier market if the country is not included in any one of the MSCI Emerging Markets or Developed Markets equity indices or is otherwise unclassified by MSCI.

The Fund’s benchmark index is the MSCI Emerging Markets Index (Net, USD, Unhedged).

In the “Goldman Sachs N-11 Equity Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and “Principal Risks of the Fund” section of the Summary Prospectuses, the following is added:

ESG Standards Risk.  The Investment Adviser’s ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Investment Adviser will generally seek to avoid (but is not restricted from making) investments in companies that the Investment Adviser believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and companies that the Investment Adviser believes show inadequate governance standards (e.g., certain state-owned enterprises). The Investment Adviser’s ESG analysis may also affect the Fund’s performance relative to similar funds that do not apply such analysis. Additionally, the Investment Adviser’s application of the ESG analysis in connection with identifying and selecting equity investments in emerging and frontier country issuers often requires subjective analysis and may be relatively more difficult than applying the ESG analysis to equity investments of all issuers because data availability may be more limited with respect to emerging and frontier country issuers than developed country issuers. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. The Investment Adviser’s application of the ESG analysis may be changed without shareholder approval.

In the “Goldman Sachs N-11 Equity Fund—Summary—Principal Risks of the Fund” section of the Prospectuses and “Principal Risks of the Fund” section of the Summary Prospectuses, the “Foreign and Emerging Countries Risk” is replaced with the following:

Foreign, Emerging and Frontier Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of emerging and frontier market country issuers.

The Fund may invest heavily in issuers located in Brazil, Russia, India, China, Korea, Mexico and South Africa, and therefore may be particularly exposed to the economies, industries, securities and currency markets of these five countries, which may be adversely affected by protectionist trade policies, slow economic activity worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

The following replaces in its entirety the first paragraph of the “Goldman Sachs N-11 Equity Fund—Summary—Performance” section in the Multi-Class Prospectus and the “Performance” section in the Multi-Class Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Investor and Class R6 Shares compare to those of broad-based securities market indices. Through August 30, 2019, the Fund had been known as the Goldman Sachs N-11 Equity Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s benchmark changed from the MSCI Next 11 ex-Iran GDP Weighted Index (Net, USD, Unhedged) to the MSCI Emerging Markets Index (Net, USD, Unhedged). The Investment Adviser believes that the MSCI Emerging Markets Index (Net, USD, Unhedged) is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

The following replaces in its entirety the first paragraph of the “Goldman Sachs N-11 Equity Fund—Summary—Performance” section in the Class P Prospectus and the “Performance” section in the Class P Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of broad-based securities market indices. Through August 30, 2019, the Fund had been known as the Goldman Sachs N-11 Equity Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. In addition, as of that date, the Fund’s benchmark changed from the MSCI Next 11 ex-Iran GDP Weighted Index (Net, USD, Unhedged) to the MSCI Emerging Markets Index (Net, USD, Unhedged). The Investment Adviser believes that the MSCI Emerging Markets Index (Net, USD, Unhedged) is a more appropriate benchmark against which to measure performance in light of the changes to the Fund’s strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

The following is added below the last row for each share class in the table under “Goldman Sachs N-11 Equity Fund—Summary—Average Annual Total Return” in the Prospectuses and the “Average Annual Total Return” in the Summary Prospectuses:

	1 Year	5 Years	Since Inception
MSCI Emerging Markets Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	–14.57%	1.65%	0.81%